Annual Total Returns - FidelityManagedRetirementFunds-K6ComboPRO - FidelityManagedRetirementFunds-K6ComboPRO - Fidelity Managed Retirement 2015 Fund - Fidelity Managed Retirement 2015 Fund - Class K6	Sep. 28, 2024
Bar Chart Table:
Annual Return, Inception Date	Aug. 01, 2019
Annual Return 2020	11.11%
Annual Return 2021	5.52%
Annual Return 2022	(13.34%)
Annual Return 2023	9.84%